Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2018	$ 1,875	$ 2,185	$ 99	$ (409)
Statement [LineItems]
Net and comprehensive loss	(244)			(244)
Share-based compensation	3		3
Issued on exercise of options		1	(1)
Ending balance at Sep. 30, 2019	1,634	2,186	101	(653)
Beginning balance at Dec. 31, 2018	1,875	2,185	99	(409)
Ending balance at Dec. 31, 2019	1,092	2,187	102	(1,197)
Statement [LineItems]
Net and comprehensive loss	(772)			(772)
Share-based compensation	2		2
Ending balance at Sep. 30, 2020	$ 322	$ 2,187	$ 104	$ (1,969)